Borrowings - Financial borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Aug. 09, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowing		$ 1,344,817	$ 1,208,344		$ 1,126,658
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				9.75%
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]	$ 664,300	$ 575,300
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread	TJLP(1) plus spread
Borrowing	[1],[2]	$ 7,000	$ 8,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA	T.R.plus spread plus IPCA
Borrowing	[1]	$ 1,800	$ 2,100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA	T.R. plus spread plus IPCA
Borrowing	[1]	$ 4,900	$ 5,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%
Borrowing	[1]	$ 700	$ 1,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA	T.R. plus spread plus IPCA
Borrowing	[1]	$ 2,400	$ 2,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread	TJLP(1) plus spread
Borrowing	[1],[2]	$ 221,400	$ 270,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread	TJLP(1) plus spread
Borrowing	[1],[2]	$ 100	$ 100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			CDI plus spread
Borrowing	[1]		$ 9,000
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		CDI plus spread
Borrowing	[1]	$ 3,500
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | December 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]		T.R.E.(3) plus spread
Borrowing	[1],[3]		$ 10,100
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | November 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread	T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 7,300	$ 9,100
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | February 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 8,900
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 3,500
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | December 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[3]	T.R.E.(3) plus spread
Borrowing	[1],[3]	$ 8,500
Bank and financial borrowings | URUGUAY | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.25%
Borrowing	[1]		$ 200
Bank and financial borrowings | URUGUAY | April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%	4.40%
Borrowing	[1]	$ 1,200	$ 1,700
Bank and financial borrowings | URUGUAY | October 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%	4.30%
Borrowing	[1]	$ 1,900	$ 2,000
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread	Euribor 6 month plus spread
Borrowing	[1]	$ 3,500	$ 5,200
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread	Euribor 6 month plus spread
Borrowing	[1]	$ 24,800	$ 26,000
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.13%
Borrowing	[1]		$ 1,700
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.15%
Borrowing	[1]		$ 1,100
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.60%
Borrowing	[1]		$ 5,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.15%
Borrowing	[1]		$ 8,400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.15%
Borrowing	[1]		$ 2,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			Euribor 3 month plus spread
Borrowing	[1]		$ 300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread	Euribor 3 month plus spread
Borrowing	[1]	$ 300	$ 400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | November 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.15%
Borrowing	[1]		$ 2,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | January 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.30%
Borrowing	[1]	$ 1,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | March 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.30%
Borrowing	[1]	$ 10,400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.30%
Borrowing	[1]	$ 1,200
Bank and financial borrowings | Toscana Aeroporti S.p.a. | April 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.50%
Borrowing	[1]	$ 6,200
Bank and financial borrowings | Toscana Aeroporti S.p.a. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.09%
Borrowing	[1]	$ 4,900
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 103,500
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.20%
Borrowing	[1]	$ 12,300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | February 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.15%
Borrowing	[1]	$ 7,400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | March 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.20%
Borrowing	[1]	$ 6,200
Bank and financial borrowings | Armenia International Airports CJSC | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[4]	11.00%
Borrowing	[1],[4]	$ 800
Bank and financial borrowings | Armenia International Airports CJSC | December 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			Libor 6 month plus spread
Borrowing	[1]		$ 36,100
Bank and financial borrowings | Armenia International Airports CJSC | December 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			Euribor 6 month plus spread
Borrowing	[1]		$ 37,600
Bank and financial borrowings | Armenia International Airports CJSC | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor 6 month plus spread
Borrowing	[1]	$ 29,800
Bank and financial borrowings | Armenia International Airports CJSC | June 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread
Borrowing	[1]	$ 34,200
Bank and financial borrowings | Aeropureto De Neuguen S.A [Member] | August 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor plus spread	Libor plus spread
Borrowing	[1]	$ 2,600	$ 2,800
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADCOR plus spread
Borrowing	[1]	$ 8,400
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADCOR plus spread
Borrowing	[1]	$ 5,000
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%
Borrowing	[1]		$ 2,600
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | July 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.00%
Borrowing	[1]	$ 10,200
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | July 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%
Borrowing	[1]	$ 2,600
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | August 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[5]	9.75%	9.75%
Borrowing	[1],[5]	$ 65,700	$ 84,100
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | August 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[5]		Libor plus spread
Borrowing	[1],[5]		$ 34,500
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | November 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		BADCOR plus spread
Borrowing	[1]	$ 9,400
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | November 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[5]	Libor plus spread
Borrowing	[1],[5]	$ 29,300
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.10%
Borrowing	[1]	$ 5,100
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor plus spread
Borrowing	[1]	$ 5,100
Bank and financial borrowings | Others
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]	$ 100

[1]	A - Secured/guaranteedB - Secured/unguaranteedC - Unsecured/guaranteedD - Unsecured/unguaranteedARS - Argentine PesosR$ - Brazilian Reales
[2]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)IPCA: corresponds to the Brazilian Consumer Price index)
[3]	T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)
[4]	Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government
[5]	Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).